PROPERTY AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 233	$ 342	$ 562
Disposals of property, plant and equipment		271
Gain from sell of equipment recorded as other income	$ 4	$ 55	$ 0